RESEARCH AND DEVELOPMENT COSTS AND GRANT (Details Textual) (Small Business Technology Transfer Program [Member], USD $)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2011
Small Business Technology Transfer Program [Member]
Revenue from Grants				$ 1,950,000
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 25,984	$ 0	$ 39,000